DECHERT PRICE & RHOADS
                               1500 K STREET, N.W.
                                    SUITE 500
                             WASHINGTON, D.C. 20005




                                  March 7, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Republic Funds
                           (File No. 33-7647)

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by Republic Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

          1. the forms of Statement of Additional Information dated March 1, 1997 relating to each of the Republic New York Tax-Free Bond
               Fund, Republic Equity Fund, Republic Bond Fund, and Republic Overseas Equity Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act do not differ from the Statements of Additional Information contained in the Trust's most recent amendment to its registration statement; and

          2. the text of the Trust's most recent amendment to its registration statement has been filed electronically.

     No fees are required in connection with this filing. Please contact the undersigned at (202) 626-3386 with any questions or comments regarding this matter.

                                        Sincerely,



                                        /s/Keith T. Robinson